Share-based payments - Summary of valuation for each tranche of options (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019	13/11/2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Share price at Grant Date	$ 0.41
Exercise price	$ 0.4925	$ 0.4925
Volatility (%)	74.50%
Dividend yield (%)	0.00%
Risk free Rate	1.95%
Fair value per option	$ 0.18
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020	13/01/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.62
Exercise price	$ 0.8812	$ 0.8812
Volatility (%)	74.50%
Dividend yield (%)	0.00%
Risk free Rate	1.95%
Fair value per option	$ 0.34
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Nov. 09, 2024	Nov. 09, 2024
Share price at Grant Date	$ 0.89
Exercise price	$ 1.132	$ 1.132
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.10%
Fair value per option	$ 0.413
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020	09/11/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.89
Exercise price	$ 0.8812	$ 0.8812
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.10%
Fair value per option	$ 0.503
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021	04/01/2021
Expiry date	Jan. 04, 2025	Jan. 04, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.69	$ 1.69
Volatility (%)	90.00%
Dividend yield (%)	0.00%
Risk free Rate	0.19%
Fair value per option	$ 0.6
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.69	$ 1.69
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 0.85
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 2.24	$ 2.24
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 0.75
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2021	16/11/2021
Expiry date	Nov. 16, 2025	Nov. 16, 2025
Share price at Grant Date	$ 1.57
Exercise price	$ 1.56	$ 1.56
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 0.97
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022	01/02/2022
Expiry date	Feb. 01, 2027	Feb. 01, 2027
Share price at Grant Date	$ 0.96
Exercise price	$ 0.94	$ 0.94
Volatility (%)	79.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 0.59
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/03/2023	03/03/2023
Expiry date	Mar. 03, 2027	Mar. 03, 2027
Share price at Grant Date	$ 0.17
Exercise price	$ 0.15	$ 0.15
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.64%
Fair value per option	$ 0.1014
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	03/05/2023	05/03/2023
Expiry date	May 03, 2027	May 03, 2027
Share price at Grant Date	$ 0.19
Exercise price	$ 0.187	$ 0.187
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.22%
Fair value per option	$ 0.1111
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	01/02/2022
Expiry date	Feb. 01, 2027
Share price at Grant Date	$ 0.8
Exercise price	$ 0.78
Volatility (%)	44.00%
Dividend yield (%)	0.00%
Risk free Rate	2.95%
Fair value per option	$ 0.63
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	17/06/2024
Expiry date	Jun. 17, 2029
Share price at Grant Date	$ 0.3484
Exercise price	$ 0.5757
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	3.84%
Fair value per option	$ 0.23
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/05/2022
Expiry date	May 24, 2027
Share price at Grant Date	$ 0.17
Exercise price	$ 0.15
Volatility (%)	80.00%
Dividend yield (%)	0.00%
Risk free Rate	3.64%
Fair value per option	$ 0.1014
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	27/06/2024
Expiry date	Jun. 27, 2030
Share price at Grant Date	$ 0.3461
Exercise price	$ 0.3311
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	4.17%
Fair value per option	$ 0.27
Tranche 22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	22/04/2024
Expiry date	Apr. 22, 2029
Share price at Grant Date	$ 0.586
Exercise price	$ 0.586
Volatility (%)	95.00%
Dividend yield (%)	0.00%
Risk free Rate	3.96%
Fair value per option	$ 0.43
Tranche 24 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/09/2021
Expiry date	Jun. 26, 2026
Share price at Grant Date	$ 1.42
Exercise price	$ 1.37
Volatility (%)	76.00%
Dividend yield (%)	0.00%
Risk free Rate	1.50%
Fair value per option	$ 0.88